Earnings Per Share	12 Months Ended
Dec. 31, 2019
Earnings Per Share [Abstract]
EARNINGS PER SHARE

Note 17 – EARNINGS PER SHARE

The following table presents a reconciliation of basic and diluted net income per share for the years ended December 31, 2019, 2018 and 2017:

	For the Years Ended December 31,
	2019	2018	2017
Net income available to common shareholders for basic and diluted net income per common share	$4,311,547	$7,211,429	$2,590,931
Weighted average common shares outstanding – basic	10,809,000	10,809,000	9,864,479
Effect of dilutive securities:
Warrants issued to third party	-	-	-
Weighted average common shares outstanding – diluted	10,809,000	10,809,000	9,864,479
Net income per common share – basic	$0.40	$0.67	$0.26
Net income per common share – diluted	$0.40	$0.67	$0.26